EMPOWER FUNDS, INC.
EMPOWER ARIEL MID CAP VALUE FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.53%
87,704	Axalta Coating Systems Ltd(a)	$ 3,016,141
Communications — 4.87%
109,169	Interpublic Group of Cos Inc	3,562,184
93,951	Paramount Global Class B	1,105,803
23,281	Sphere Entertainment Co(a)	1,142,632
		5,810,619
Consumer, Cyclical — 21.42%
52,321	BorgWarner Inc	1,817,631
43,352	CarMax Inc(a)	3,776,393
68,723	Gentex Corp	2,482,275
59,951	Madison Square Garden Entertainment Corp(a)	2,350,679
14,604	Madison Square Garden Sports Corp(a)	2,694,730
93,986	Manchester United PLC Class A(a)(b)	1,312,045
222,457	Mattel Inc(a)	4,406,873
106,803	Resideo Technologies Inc(a)	2,394,523
8,053	Vail Resorts Inc	1,794,450
116,061	Walgreens Boots Alliance Inc	2,517,363
		25,546,962
Consumer, Non-Cyclical — 16.62%
269,477	ADT Inc	1,810,886
3,806	Bio-Rad Laboratories Inc Class A(a)	1,316,381
16,657	Charles River Laboratories International Inc(a)	4,513,214
103,014	Envista Holdings Corp(a)	2,202,439
15,188	J M Smucker Co	1,911,714
17,057	Laboratory Corp of America Holdings	3,726,272
29,444	Molson Coors Beverage Co Class B	1,980,109
17,908	Zimmer Biomet Holdings Inc	2,363,498
		19,824,513
Energy — 4.65%
178,364	Core Laboratories Inc	3,046,457
127,997	NOV Inc	2,498,501
		5,544,958
Financial — 30.47%
34,623	Aflac Inc	2,972,731
27,020	BOK Financial Corp	2,485,840
70,123	Carlyle Group Inc	3,289,470
27,212	CBRE Group Inc Class A(a)	2,646,095
52,456	Charles Schwab Corp	3,794,667
36,992	First American Financial Corp	2,258,361
12,065	Goldman Sachs Group Inc	5,039,430
12,626	Jones Lang LaSalle Inc(a)	2,463,206
29,512	KKR & Co Inc	2,968,317
78,209	Lazard Inc	3,274,611
Shares		Fair Value
Financial — (continued)
57,878	Northern Trust Corp	$ 5,146,512
		36,339,240
Industrial — 18.88%
25,962	Generac Holdings Inc(a)	3,274,847
123,748	Kennametal Inc	3,086,275
15,081	Keysight Technologies Inc(a)	2,358,367
166,036	Knowles Corp(a)	2,673,179
8,642	Littelfuse Inc	2,094,389
36,428	nVent Electric PLC	2,746,671
36,303	Stanley Black & Decker Inc	3,555,153
51,680	Stericycle Inc(a)	2,726,120
		22,515,001
TOTAL COMMON STOCK — 99.44% (Cost $117,852,098)		$118,597,434
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.30%
$87,783	Repurchase agreement (principal amount/value $89,653 with a maturity value of $89,706) with Credit Agricole Securities (USA) Inc, 5.32%, dated 3/28/24 to be repurchased at $87,783 on 4/1/24 collateralized by U.S. Treasury securities, 0.38% - 4.50%, 4/30/25 - 5/15/32, with a value of $91,446.(c)	87,783
87,783	Undivided interest of 0.05% in a repurchase agreement (principal amount/value $177,916,671 with a maturity value of $178,022,037) with RBC Capital Markets Corp, 5.33%, dated 3/28/24 to be repurchased at $87,783 on 4/1/24 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 4/4/24 - 3/1/54, with a value of $181,475,005.(c)	87,783

EMPOWER FUNDS, INC.
EMPOWER ARIEL MID CAP VALUE FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 87,783	Undivided interest of 0.05% in a repurchase agreement (principal amount/value $178,876,340 with a maturity value of $178,982,473) with HSBC Securities (USA) Inc, 5.34%, dated 3/28/24 to be repurchased at $87,783 on 4/1/24 collateralized by various U.S. Government Agency securities, 1.50% - 7.50%, 1/1/31 - 8/1/59, with a value of $182,453,867.(c)	$ 87,783
87,783	Undivided interest of 0.05% in a repurchase agreement (principal amount/value $179,328,251 with a maturity value of $179,434,652) with Citigroup Global Markets Inc, 5.34%, dated 3/28/24 to be repurchased at $87,783 on 4/1/24 collateralized by Government National Mortgage Association securities, 2.00% - 6.50%, 9/20/44 - 1/20/54, with a value of $182,914,816.(c)	87,783
TOTAL SHORT TERM INVESTMENTS — 0.30% (Cost $351,132)		$351,132
TOTAL INVESTMENTS — 99.74% (Cost $118,203,230)		$118,948,566
OTHER ASSETS & LIABILITIES, NET — 0.26%		$311,998
TOTAL NET ASSETS — 100.00%		$119,260,564
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 28, 2024.
(c)	Collateral received for securities on loan.

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.99%
4,178	Ashland Inc	$ 406,812
166,423	Axalta Coating Systems Ltd(a)	5,723,287
6,273	Huntsman Corp	163,286
17,191	International Flavors & Fragrances Inc	1,478,254
157	Linde PLC	72,898
6,745	NewMarket Corp	4,280,512
18,495	PPG Industries Inc	2,679,926
8,391	Reliance Inc	2,804,105
7,245	Royal Gold Inc	882,513
50,239	RPM International Inc	5,975,929
49,515	Steel Dynamics Inc	7,339,608
15,923	United States Steel Corp	649,340
		32,456,470
Communications — 5.43%
7,857	Cable One Inc	3,324,533
90,842	Cisco Systems Inc	4,533,924
116,330	News Corp Class A	3,045,520
37,464	Okta Inc(a)	3,919,484
391,980	Paramount Global Class B	4,613,604
338,472	Robinhood Markets Inc Class A(a)	6,813,441
34,592	Trade Desk Inc Class A(a)	3,024,033
31,334	VeriSign Inc(a)	5,938,106
3,132	Zillow Group Inc Class C(a)	152,779
		35,365,424
Consumer, Cyclical — 12.25%
44,885	Aptiv PLC(a)	3,575,090
144,882	Carnival Corp(a)	2,367,372
4,314	Carter's Inc	365,310
131	Chipotle Mexican Grill Inc(a)	380,787
4,292	Core & Main Inc Class A(a)	245,717
587	Costco Wholesale Corp	430,054
6,786	Darden Restaurants Inc	1,134,280
57,291	DR Horton Inc	9,427,234
19,227	Ferguson PLC	4,199,753
397,380	Ford Motor Co	5,277,206
13,964	GameStop Corp Class A(a)(b)	174,829
72,418	Gentex Corp	2,615,738
39,346	Lear Corp	5,700,448
21,388	Lennar Corp Class A	3,678,308
68,449	LKQ Corp	3,655,861
175,008	Mattel Inc(a)	3,466,909
30,704	MGM Resorts International(a)	1,449,536
43,108	Ollie's Bargain Outlet Holdings Inc(a)	3,430,104
28,193	PulteGroup Inc	3,400,640
17,948	Ralph Lauren Corp	3,369,917
1,021	RH(a)	355,573
33,776	Ross Stores Inc	4,956,966
8,122	SiteOne Landscape Supply Inc(a)	1,417,695
84,945	Skechers USA Inc Class A(a)	5,203,730
29,263	Tempur Sealy International Inc	1,662,724
Shares		Fair Value
Consumer, Cyclical — (continued)
5,106	Thor Industries Inc	$ 599,138
43,984	Whirlpool Corp	5,261,806
6,353	Wyndham Hotels & Resorts Inc	487,593
13,729	Wynn Resorts Ltd	1,403,516
		79,693,834
Consumer, Non-Cyclical — 10.70%
43,244	Acadia Healthcare Co Inc(a)	3,425,790
94,590	Affirm Holdings Inc(a)	3,524,424
16,799	Albertsons Cos Inc Class A	360,171
31,003	Archer-Daniels-Midland Co	1,947,298
5,303	Bio-Rad Laboratories Inc Class A(a)	1,834,149
920	Centene Corp(a)	72,202
615	Cintas Corp	422,523
73,288	CoStar Group Inc(a)	7,079,621
108,829	Dun & Bradstreet Holdings Inc	1,092,643
72,625	Encompass Health Corp	5,997,372
2,736	Equifax Inc	731,935
52,516	Fortrea Holdings Inc(a)	2,107,992
24,899	FTI Consulting Inc(a)	5,236,010
74,670	General Mills Inc	5,224,660
744,109	Ginkgo Bioworks Holdings Inc(a)(b)	863,166
5,170	Grand Canyon Education Inc(a)	704,206
5,908	IQVIA Holdings Inc(a)	1,494,074
5,680	Kellanova	325,407
27,622	Kroger Co	1,578,045
1,462	Medpace Holdings Inc(a)	590,867
9,217	Moderna Inc(a)	982,164
4,666	Performance Food Group Co(a)	348,270
51,837	Pilgrim's Pride Corp(a)	1,779,046
46,692	Quest Diagnostics Inc	6,215,172
35,573	Reynolds Consumer Products Inc	1,015,965
19,849	Tenet Healthcare Corp(a)	2,086,328
8,828	United Rentals Inc	6,365,959
34,130	Universal Health Services Inc Class B	6,227,360
		69,632,819
Energy — 4.01%
364,124	Antero Midstream Corp	5,119,584
140,688	Antero Resources Corp(a)	4,079,952
4,600	Cheniere Energy Inc	741,888
156,736	Devon Energy Corp	7,865,012
8,948	Halliburton Co	352,730
91,653	NOV Inc	1,789,067
244,697	TechnipFMC PLC	6,144,341
		26,092,574
Financial — 28.21%
34,877	Ally Financial Inc	1,415,657
26,436	American Financial Group Inc	3,607,985
156,284	American Homes 4 Rent Class A REIT	5,748,125

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Financial — (continued)
32,804	Annaly Capital Management Inc REIT	$ 645,911
100,053	Bank of America Corp	3,794,010
15,537	Bank OZK	706,312
12,179	Berkshire Hathaway Inc Class B(a)	5,121,513
1,229	BOK Financial Corp	113,068
35,052	Camden Property Trust REIT	3,449,117
86,778	Citigroup Inc	5,487,841
6,265	CME Group Inc	1,348,792
98,624	CNA Financial Corp	4,479,502
12,656	Coinbase Global Inc Class A(a)	3,355,359
973	Credit Acceptance Corp(a)	536,658
129,335	CubeSmart REIT	5,848,528
22,899	Cullen/Frost Bankers Inc	2,577,741
7,921	EastGroup Properties Inc REIT	1,423,958
16,051	Equity Residential REIT	1,012,979
3,818	First Citizens BancShares Inc Class A	6,242,430
101,724	First Industrial Realty Trust Inc REIT	5,344,579
165,522	FNB Corp	2,333,860
48,180	Globe Life Inc	5,606,706
309,993	Host Hotels & Resorts Inc REIT	6,410,655
188,895	Invitation Homes Inc REIT	6,726,551
45,965	Jefferies Financial Group Inc	2,027,056
73,141	Loews Corp	5,726,209
18,373	M&T Bank Corp	2,672,169
68,950	MetLife Inc	5,109,885
3,426	Mid-America Apartment Communities Inc REIT	450,793
114,270	NNN Inc REIT	4,883,900
63,357	Northern Trust Corp	5,633,704
110,832	OneMain Holdings Inc	5,662,407
317,246	Park Hotels & Resorts Inc REIT	5,548,633
63,950	Principal Financial Group Inc	5,519,525
4,717	Progressive Corp	975,570
111,664	Rexford Industrial Realty Inc REIT	5,616,699
31,175	SBA Communications Corp REIT	6,755,622
66,320	Stifel Financial Corp	5,184,235
153,944	Synchrony Financial	6,638,065
21,567	Travelers Cos Inc	4,963,430
77,348	Ventas Inc REIT	3,367,732
32,957	VICI Properties Inc REIT	981,789
76,180	Voya Financial Inc	5,631,225
76,907	W R Berkley Corp	6,801,655
52,000	Welltower Inc REIT	4,858,880
204,614	XP Inc Class A	5,250,395
		183,597,415
Industrial — 19.12%
4,495	A O Smith Corp	402,123
14,796	Acuity Brands Inc	3,976,129
4,133	AECOM	405,365
47,580	AMETEK Inc	8,702,382
Shares		Fair Value
Industrial — (continued)
79,669	Avnet Inc	$ 3,949,989
9,141	Builders FirstSource Inc(a)	1,906,356
33,244	Carrier Global Corp	1,932,474
23,240	Curtiss-Wright Corp	5,948,045
77,567	Flowserve Corp	3,543,260
178,690	Gates Industrial Corp PLC(a)	3,164,600
51,934	Hayward Holdings Inc(a)	795,110
5,089	Ingersoll Rand Inc	483,201
1,846	Jabil Inc	247,272
13,320	Lennox International Inc	6,510,283
13,857	Martin Marietta Materials Inc	8,507,367
23,333	MasTec Inc(a)	2,175,802
9,617	Northrop Grumman Corp	4,603,273
85,251	nVent Electric PLC	6,427,925
82,484	Otis Worldwide Corp	8,188,186
6,179	Packaging Corp of America	1,172,651
19,911	Parker-Hannifin Corp	11,066,335
4,082	RBC Bearings Inc(a)	1,103,569
10,319	Saia Inc(a)	6,036,615
10,438	Snap-on Inc	3,091,944
11,641	Textron Inc	1,116,721
2,286	Timken Co	199,865
2,340	TopBuild Corp(a)	1,031,308
7,510	Trane Technologies PLC	2,254,502
32,587	United Parcel Service Inc Class B	4,843,406
27,893	Vulcan Materials Co	7,612,557
50,153	Westinghouse Air Brake Technologies Corp	7,306,289
37,273	Woodward Inc	5,744,515
		124,449,419
Technology — 9.39%
28,576	Apple Inc	4,900,212
5,586	AppLovin Corp Class A(a)	386,663
2,639	CACI International Inc Class A(a)	999,732
15,235	Crowdstrike Holdings Inc Class A(a)	4,884,188
19,440	Dell Technologies Inc Class C	2,218,299
57,769	Dropbox Inc Class A(a)	1,403,787
32,173	Fiserv Inc(a)	5,141,889
141,904	Genpact Ltd	4,675,737
589	HubSpot Inc(a)	369,044
15,553	International Business Machines Corp	2,970,001
7,483	Intuit Inc	4,863,950
15,614	Jack Henry & Associates Inc	2,712,620
53,842	KBR Inc	3,427,582
19,419	Marvell Technology Inc	1,376,419
41,230	Micron Technology Inc	4,860,604
5,655	Nutanix Inc Class A(a)	349,027
155,886	Palantir Technologies Inc Class A(a)	3,586,937
68,041	Paycor HCM Inc(a)	1,322,717
58,520	Skyworks Solutions Inc	6,338,886
6,274	Texas Instruments Inc	1,092,994

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Technology — (continued)
48,227	Zoom Video Communications Inc Class A(a)	$ 3,152,599
464	Zscaler Inc(a)	89,380
		61,123,267
Utilities — 5.26%
54,674	Atmos Energy Corp	6,499,099
99,819	CMS Energy Corp	6,023,079
63,989	Entergy Corp	6,762,357
60,684	Evergy Inc	3,239,312
41,457	Sempra	2,977,856
56,552	UGI Corp	1,387,786
137,216	Xcel Energy Inc	7,375,360
		34,264,849
TOTAL COMMON STOCK — 99.36% (Cost $566,889,868)		$646,676,071
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.17%
$276,864	Undivided interest of 0.15% in a repurchase agreement (principal amount/value $179,328,251 with a maturity value of $179,434,652) with Citigroup Global Markets Inc, 5.34%, dated 3/28/24 to be repurchased at $276,864 on 4/1/24 collateralized by Government National Mortgage Association securities, 2.00% - 6.50%, 9/20/44 - 1/20/54, with a value of $182,914,816.(c)	276,864
276,865	Undivided interest of 0.16% in a repurchase agreement (principal amount/value $177,916,671 with a maturity value of $178,022,037) with RBC Capital Markets Corp, 5.33%, dated 3/28/24 to be repurchased at $276,865 on 4/1/24 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 4/4/24 - 3/1/54, with a value of $181,475,005.(c)	276,865
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$276,865	Undivided interest of 0.16% in a repurchase agreement (principal amount/value $178,876,340 with a maturity value of $178,982,473) with HSBC Securities (USA) Inc, 5.34%, dated 3/28/24 to be repurchased at $276,865 on 4/1/24 collateralized by various U.S. Government Agency securities, 1.50% - 7.50%, 1/1/31 - 8/1/59, with a value of $182,453,867.(c)	$ 276,865
276,864	Undivided interest of 0.20% in a repurchase agreement (principal amount/value $138,121,676 with a maturity value of $138,203,475) with Bank of Montreal, 5.33%, dated 3/28/24 to be repurchased at $276,864 on 4/1/24 collateralized by Federal National Mortgage Association securities, 3.50% - 7.00%, 8/1/33 - 3/1/54, with a value of $140,884,109.(c)	276,864
TOTAL SHORT TERM INVESTMENTS — 0.17% (Cost $1,107,458)		$1,107,458
TOTAL INVESTMENTS — 99.53% (Cost $567,997,326)		$647,783,529
OTHER ASSETS & LIABILITIES, NET — 0.47%		$3,060,845
TOTAL NET ASSETS — 100.00%		$650,844,374

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 28, 2024.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.53%
83,125	Alcoa Corp	$ 2,808,794
480,189	Arcadium Lithium PLC(a)(b)	2,069,615
22,565	Ashland Inc	2,197,154
42,313	Avient Corp	1,836,384
102,516	Axalta Coating Systems Ltd(a)	3,525,525
25,816	Cabot Corp	2,380,235
65,535	Chemours Co	1,720,949
231,313	Cleveland-Cliffs Inc(a)	5,260,058
54,212	Commercial Metals Co	3,186,039
66,305	MP Materials Corp(a)(b)	948,162
3,215	NewMarket Corp	2,040,303
56,006	Olin Corp	3,293,153
26,678	Reliance Inc	8,915,254
30,598	Royal Gold Inc	3,727,142
59,872	RPM International Inc	7,121,774
103,877	United States Steel Corp	4,236,104
14,918	Westlake Corp	2,279,471
		57,546,116
Communications — 1.93%
2,115	Cable One Inc	894,920
67,457	Ciena Corp(a)	3,335,749
103,037	Frontier Communications Parent Inc(a)	2,524,407
65,376	GoDaddy Inc Class A(a)	7,758,824
57,677	Iridium Communications Inc	1,508,830
76,212	New York Times Co Class A	3,293,883
14,677	Nexstar Media Group Inc	2,528,700
92,082	TEGNA Inc	1,375,705
21,411	Ziff Davis Inc(a)	1,349,749
		24,570,767
Consumer, Cyclical — 16.46%
43,437	Adient PLC(a)	1,429,946
121,876	Aramark	3,963,408
33,712	Autoliv Inc	4,059,936
11,801	AutoNation Inc(a)	1,954,010
61,995	BJ's Wholesale Club Holdings Inc(a)	4,689,922
31,364	Boyd Gaming Corp	2,111,424
31,391	Brunswick Corp	3,029,859
29,729	Burlington Stores Inc(a)	6,902,776
54,295	Capri Holdings Ltd(a)	2,459,563
17,145	Carter's Inc	1,451,839
17,246	Casey's General Stores Inc	5,491,989
10,835	Choice Hotels International Inc(b)	1,369,002
31,621	Churchill Downs Inc	3,913,099
16,057	Columbia Sportswear Co	1,303,507
77,488	Core & Main Inc Class A(a)	4,436,188
27,672	Crocs Inc(a)	3,979,234
27,059	Dick's Sporting Goods Inc	6,084,487
27,710	Dolby Laboratories Inc Class A	2,321,267
16,843	FirstCash Holdings Inc	2,148,156
25,658	Five Below Inc(a)	4,653,848
Shares		Fair Value
Consumer, Cyclical — (continued)
49,519	Floor & Decor Holdings Inc Class A(a)	$ 6,418,653
19,682	Fox Factory Holding Corp(a)	1,024,842
125,083	GameStop Corp Class A(a)(b)	1,566,039
100,159	Gap Inc	2,759,380
106,798	Gentex Corp	3,857,544
132,035	Goodyear Tire & Rubber Co(a)	1,812,841
59,037	Harley-Davidson Inc	2,582,278
33,228	Hilton Grand Vacations Inc(a)	1,568,694
20,596	Hyatt Hotels Corp Class A	3,287,533
34,026	KB Home	2,411,763
26,069	Lear Corp	3,776,877
61,877	Leggett & Platt Inc	1,184,945
41,845	Light & Wonder Inc(a)	4,271,956
12,818	Lithia Motors Inc	3,856,423
127,646	Macy's Inc	2,551,644
14,586	Marriott Vacations Worldwide Corp	1,571,350
161,878	Mattel Inc(a)	3,206,803
21,029	MSC Industrial Direct Co Inc Class A	2,040,654
8,666	Murphy USA Inc	3,632,787
45,015	Nordstrom Inc	912,454
28,686	Ollie's Bargain Outlet Holdings Inc(a)	2,282,545
70,167	Penn Entertainment Inc(a)	1,277,741
9,067	Penske Automotive Group Inc	1,468,763
39,793	Planet Fitness Inc Class A(a)	2,492,236
24,725	Polaris Inc	2,475,467
27,334	PVH Corp	3,843,434
7,128	RH(a)	2,482,397
19,306	Scotts Miracle-Gro Co	1,440,035
62,234	Skechers USA Inc Class A(a)	3,812,455
48,818	Taylor Morrison Home Corp(a)	3,035,015
80,084	Tempur Sealy International Inc	4,550,373
31,032	Texas Roadhouse Inc	4,793,513
24,836	Thor Industries Inc	2,914,256
27,620	TKO Group Holdings Inc	2,386,644
48,232	Toll Brothers Inc	6,239,774
33,718	Travel + Leisure Co	1,650,833
87,666	Under Armour Inc Class A(a)	646,975
92,898	Under Armour Inc Class C(a)	663,292
17,688	Vail Resorts Inc	3,941,417
12,951	Visteon Corp(a)	1,523,167
14,532	Watsco Inc	6,277,388
77,789	Wendy's Co	1,465,545
20,460	WESCO International Inc	3,504,389
25,189	Whirlpool Corp	3,013,360
29,782	Williams-Sonoma Inc	9,456,678
13,671	Wingstop Inc	5,009,054
38,644	Wyndham Hotels & Resorts Inc	2,965,927
40,445	YETI Holdings Inc(a)	1,559,155
		209,220,748

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — 14.99%
42,124	Acadia Healthcare Co Inc(a)	$ 3,337,063
15,160	Amedisys Inc(a)	1,397,146
56,053	Arrowhead Pharmaceuticals Inc(a)	1,603,116
8,418	Avis Budget Group Inc	1,030,868
26,399	Azenta Inc(a)	1,591,332
60,124	BellRing Brands Inc(a)	3,549,120
4,391	Boston Beer Co Inc Class A(a)	1,336,708
20,404	Brink's Co	1,884,922
43,086	Bruker Corp	4,047,499
68,906	Celsius Holdings Inc(a)	5,713,686
7,003	Chemed Corp	4,495,436
2,182	Coca-Cola Consolidated Inc	1,846,867
175,139	Coty Inc Class A(a)	2,094,662
44,907	Cytokinetics Inc(a)	3,148,430
74,304	Darling Ingredients Inc(a)	3,455,879
25,800	elf Beauty Inc(a)	5,057,574
46,691	Encompass Health Corp	3,855,743
23,057	Enovis Corp(a)	1,439,910
79,851	Envista Holdings Corp(a)	1,707,214
19,750	Euronet Worldwide Inc(a)	2,171,117
141,247	Exelixis Inc(a)	3,351,791
89,475	Flowers Foods Inc	2,125,031
16,168	FTI Consulting Inc(a)	3,399,969
52,548	Globus Medical Inc Class A(a)	2,818,675
1,666	Graham Holdings Co Class B	1,278,955
13,763	Grand Canyon Education Inc(a)	1,874,658
45,746	Grocery Outlet Holding Corp(a)	1,316,570
54,361	GXO Logistics Inc(a)	2,922,447
64,477	H&R Block Inc	3,166,466
23,650	Haemonetics Corp(a)	2,018,528
61,521	Halozyme Therapeutics Inc(a)	2,502,674
39,961	HealthEquity Inc(a)	3,262,016
11,056	Helen of Troy Ltd(a)	1,274,093
62,177	Hertz Global Holdings Inc(a)(b)	486,846
30,371	Ingredion Inc	3,548,851
15,972	Insperity Inc	1,750,691
30,564	Integra LifeSciences Holdings Corp(a)	1,083,494
29,324	Jazz Pharmaceuticals PLC(a)	3,531,196
9,461	Lancaster Colony Corp	1,964,387
31,895	Lantheus Holdings Inc(a)	1,985,145
25,033	LivaNova PLC(a)	1,400,346
22,731	ManpowerGroup Inc	1,764,835
20,671	Masimo Corp(a)	3,035,536
10,838	Medpace Holdings Inc(a)	4,380,178
11,908	Morningstar Inc	3,672,070
91,419	Neogen Corp(a)	1,442,592
46,263	Neurocrine Biosciences Inc(a)	6,380,593
80,456	Option Care Health Inc(a)	2,698,494
20,204	Paylocity Holding Corp(a)	3,472,259
17,938	Penumbra Inc(a)	4,003,403
72,309	Performance Food Group Co(a)	5,397,144
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
63,109	Perrigo Co PLC	$ 2,031,479
18,701	Pilgrim's Pride Corp(a)	641,818
23,461	Post Holdings Inc(a)	2,493,435
38,502	Progyny Inc(a)	1,468,851
22,962	QuidelOrtho Corp(a)	1,100,798
92,091	R1 RCM Inc(a)	1,186,132
24,138	Repligen Corp(a)	4,439,461
156,746	Roivant Sciences Ltd(a)	1,652,103
68,626	Service Corp International	5,092,735
17,148	Shockwave Medical Inc(a)	5,583,903
57,278	Sotera Health Co(a)	687,909
47,307	Sprouts Farmers Market Inc(a)	3,050,355
47,217	Tenet Healthcare Corp(a)	4,962,979
21,839	United Therapeutics Corp(a)	5,016,855
105,094	US Foods Holding Corp(a)	5,671,923
61,315	Valvoline Inc(a)	2,732,810
19,864	WEX Inc(a)	4,718,296
		190,606,067
Energy — 5.36%
158,217	Antero Midstream Corp	2,224,531
129,093	Antero Resources Corp(a)	3,743,697
88,097	ChampionX Corp	3,161,801
51,690	Chesapeake Energy Corp(b)	4,591,623
19,225	Chord Energy Corp	3,426,664
39,968	Civitas Resources Inc	3,033,971
70,091	CNX Resources Corp(a)	1,662,558
45,167	DT Midstream Inc	2,759,704
201,787	Equitrans Midstream Corp	2,520,320
72,449	HF Sinclair Corp	4,373,746
51,611	Matador Resources Co	3,446,066
66,584	Murphy Oil Corp	3,042,889
180,286	NOV Inc	3,519,183
117,436	Ovintiv Inc	6,094,928
50,658	PBF Energy Inc Class A	2,916,381
213,996	Permian Resources Corp	3,779,169
112,393	Range Resources Corp	3,869,691
504,067	Southwestern Energy Co(a)	3,820,828
29,199	Valaris Ltd(a)	2,197,517
33,696	Weatherford International PLC(a)	3,889,192
		68,074,459
Financial — 22.24%
15,745	Affiliated Managers Group Inc	2,636,815
45,525	Agree Realty Corp REIT	2,600,388
126,131	Ally Financial Inc	5,119,658
30,391	American Financial Group Inc	4,147,764
147,900	American Homes 4 Rent Class A REIT	5,439,762
232,495	Annaly Capital Management Inc REIT	4,577,826
66,316	Apartment Income Corp REIT	2,153,281
69,254	Associated Banc-Corp	1,489,654

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Financial — (continued)
49,002	Bank OZK	$ 2,227,631
28,494	Brighthouse Financial Inc(a)	1,468,581
140,009	Brixmor Property Group Inc REIT	3,283,211
85,082	Cadence Bank	2,467,378
100,575	Carlyle Group Inc	4,717,973
52,116	CNO Financial Group Inc	1,432,148
92,983	Columbia Banking System Inc	1,799,221
55,184	Commerce Bancshares Inc	2,935,789
52,279	COPT Defense Properties REIT	1,263,583
70,508	Cousins Properties Inc REIT	1,695,012
104,464	CubeSmart REIT	4,723,862
29,906	Cullen/Frost Bankers Inc	3,366,518
65,441	East West Bancorp Inc	5,177,038
22,215	EastGroup Properties Inc REIT	3,993,591
34,992	EPR Properties REIT	1,485,410
145,812	Equitable Holdings Inc	5,542,314
86,648	Equity LifeStyle Properties Inc REIT	5,580,131
11,592	Erie Indemnity Co Class A	4,654,999
49,652	Essent Group Ltd	2,954,791
16,146	Evercore Inc Class A	3,109,558
37,997	Federated Hermes Inc	1,372,452
120,165	Fidelity National Financial Inc	6,380,762
48,061	First American Financial Corp	2,934,124
59,680	First Financial Bankshares Inc	1,958,101
255,503	First Horizon Corp	3,934,746
61,617	First Industrial Realty Trust Inc REIT	3,237,357
167,128	FNB Corp	2,356,505
124,110	Gaming & Leisure Properties Inc REIT	5,717,748
51,640	Glacier Bancorp Inc	2,080,059
40,011	Hancock Whitney Corp	1,842,106
16,672	Hanover Insurance Group Inc	2,270,226
177,415	Healthcare Realty Trust Inc REIT	2,510,422
87,286	Home BancShares Inc	2,144,617
24,272	Houlihan Lokey Inc	3,111,428
104,255	Independence Realty Trust Inc REIT	1,681,633
49,700	Interactive Brokers Group Inc Class A	5,551,987
24,790	International Bancshares Corp	1,391,711
61,567	Janus Henderson Group PLC	2,024,939
78,995	Jefferies Financial Group Inc	3,483,679
22,105	Jones Lang LaSalle Inc(a)	4,312,465
27,972	Kemper Corp	1,732,026
49,186	Kilroy Realty Corp REIT	1,791,846
10,223	Kinsale Capital Group Inc	5,364,417
102,181	Kite Realty Group Trust REIT	2,215,284
40,724	Lamar Advertising Co Class A REIT	4,862,853
125,874	MGIC Investment Corp	2,814,543
Shares		Fair Value
Financial — (continued)
35,967	National Storage Affiliates Trust REIT	$ 1,408,468
330,225	New York Community Bancorp Inc	1,063,324
84,992	NNN Inc REIT	3,632,558
136,307	Old National Bancorp	2,373,105
121,475	Old Republic International Corp	3,731,712
114,241	Omega Healthcare Investors Inc REIT	3,618,012
93,806	Park Hotels & Resorts Inc REIT	1,640,667
35,433	Pinnacle Financial Partners Inc	3,042,986
36,961	PotlatchDeltic Corp REIT	1,737,906
16,279	Primerica Inc	4,117,936
43,655	Prosperity Bancshares Inc	2,871,626
63,532	Rayonier Inc REIT	2,111,804
30,632	Reinsurance Group of America Inc	5,908,300
24,493	RenaissanceRe Holdings Ltd	5,756,590
97,949	Rexford Industrial Realty Inc REIT	4,926,835
18,707	RLI Corp	2,777,428
107,417	Sabra Health Care Inc REIT	1,586,549
46,449	SEI Investments Co	3,339,683
28,246	Selective Insurance Group Inc	3,083,616
99,511	SLM Corp	2,168,345
35,403	SouthState Corp	3,010,317
84,572	STAG Industrial Inc REIT	3,250,948
138,613	Starwood Property Trust Inc REIT	2,818,002
47,510	Stifel Financial Corp	3,713,857
68,117	Synovus Financial Corp	2,728,767
22,268	Texas Capital Bancshares Inc(a)	1,370,595
20,263	UMB Financial Corp	1,762,678
62,701	United Bankshares Inc	2,244,069
84,452	Unum Group	4,531,694
199,231	Valley National Bancorp	1,585,879
74,457	Vornado Realty Trust REIT	2,142,128
46,873	Voya Financial Inc	3,464,852
80,138	Webster Financial Corp	4,068,606
165,779	Western Union Co	2,317,590
28,524	Wintrust Financial Corp	2,977,620
101,705	WP Carey Inc REIT	5,740,230
67,849	Zions Bancorp NA	2,944,647
		282,691,852
Industrial — 22.89%
13,933	Acuity Brands Inc	3,744,215
31,720	Advanced Drainage Systems Inc	5,463,453
62,598	AECOM	6,139,612
28,428	AGCO Corp	3,497,213
17,709	Applied Industrial Technologies Inc	3,498,413
30,668	AptarGroup Inc	4,412,818

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Industrial — (continued)
24,628	Arrow Electronics Inc(a)	$ 3,188,341
42,087	Avnet Inc	2,086,673
19,409	Belden Inc	1,797,467
54,001	Berry Global Group Inc	3,265,980
42,561	BWX Technologies Inc	4,367,610
22,557	Carlisle Cos Inc	8,838,960
19,558	Chart Industries Inc(a)	3,221,594
23,344	Clean Harbors Inc(a)	4,699,381
80,187	Cognex Corp	3,401,533
60,455	Coherent Corp(a)	3,664,782
16,532	Comfort Systems USA Inc	5,252,381
22,759	Crane Co	3,075,424
55,667	Crown Holdings Inc	4,412,166
17,776	Curtiss-Wright Corp	4,549,589
55,795	Donaldson Co Inc	4,166,771
15,968	Eagle Materials Inc	4,339,304
21,841	EMCOR Group Inc	7,648,718
18,822	EnerSys	1,777,926
26,386	Esab Corp	2,917,500
23,578	Exponent Inc	1,949,665
61,114	Flowserve Corp	2,791,687
79,371	Fluor Corp(a)	3,355,806
58,590	Fortune Brands Innovations Inc	4,960,815
16,531	GATX Corp	2,215,650
78,434	Graco Inc	7,330,441
142,559	Graphic Packaging Holding Co	4,159,872
11,833	Greif Inc Class A	817,069
39,307	Hexcel Corp	2,863,515
38,100	ITT Inc	5,182,743
27,525	Kirby Corp(a)	2,623,683
26,330	Knife River Corp(a)	2,134,836
75,017	Knight-Swift Transportation Holdings Inc	4,127,435
16,744	Landstar System Inc	3,227,573
14,867	Lennox International Inc	7,266,395
26,566	Lincoln Electric Holdings Inc	6,786,019
11,599	Littelfuse Inc	2,811,018
29,886	Louisiana-Pacific Corp	2,507,734
28,150	MasTec Inc(a)	2,624,987
94,258	MDU Resources Group Inc	2,375,302
24,501	Middleby Corp(a)	3,939,516
17,212	MSA Safety Inc	3,332,071
16,680	Novanta Inc(a)	2,915,164
77,087	nVent Electric PLC	5,812,360
30,470	Oshkosh Corp	3,799,914
41,329	Owens Corning	6,893,677
13,503	RBC Bearings Inc(a)	3,650,536
30,802	Regal Rexnord Corp	5,547,440
20,257	Ryder System Inc	2,434,689
12,330	Saia Inc(a)	7,213,050
70,503	Sensata Technologies Holding PLC	2,590,280
36,576	Silgan Holdings Inc	1,776,131
19,819	Simpson Manufacturing Co Inc	4,066,462
45,624	Sonoco Products Co	2,638,892
43,088	Stericycle Inc(a)	2,272,892
Shares		Fair Value
Industrial — (continued)
25,946	TD SYNNEX Corp	$ 2,934,493
31,219	Terex Corp	2,010,504
24,849	Tetra Tech Inc	4,589,859
30,232	Timken Co	2,643,184
14,697	TopBuild Corp(a)	6,477,409
48,525	Toro Co	4,446,346
50,484	Trex Co Inc(a)	5,035,779
28,283	UFP Industries Inc	3,479,092
20,293	Universal Display Corp	3,418,356
9,729	Valmont Industries Inc	2,220,936
58,976	Vishay Intertechnology Inc	1,337,576
71,879	Vontier Corp	3,260,431
12,747	Watts Water Technologies Inc Class A	2,709,375
29,449	Werner Enterprises Inc	1,152,045
28,006	Woodward Inc	4,316,285
53,907	XPO Inc(a)	6,578,271
		291,033,084
Technology — 7.75%
32,583	Allegro MicroSystems Inc(a)	878,438
47,946	Amkor Technology Inc	1,545,779
9,492	Appfolio Inc Class A(a)	2,342,056
21,419	ASGN Inc(a)	2,243,854
12,712	Aspen Technology Inc(a)	2,711,215
19,832	Blackbaud Inc(a)	1,470,345
10,359	CACI International Inc Class A(a)	3,924,300
25,125	Cirrus Logic Inc(a)	2,325,570
20,382	CommVault Systems Inc(a)	2,067,346
21,342	Concentrix Corp	1,413,267
22,428	Crane NXT Co	1,388,293
54,591	Doximity Inc Class A(a)	1,469,044
123,403	Dropbox Inc Class A(a)	2,998,693
111,459	Dynatrace Inc(a)	5,176,156
76,813	ExlService Holdings Inc(a)	2,442,653
76,935	Genpact Ltd	2,535,008
13,763	IPG Photonics Corp(a)	1,248,167
61,721	KBR Inc	3,929,159
107,161	Kyndryl Holdings Inc(a)	2,331,823
64,057	Lattice Semiconductor Corp(a)	5,011,179
29,903	Lumentum Holdings Inc(a)	1,415,907
25,502	MACOM Technology Solutions Holdings Inc(a)	2,439,011
28,605	Manhattan Associates Inc(a)	7,157,829
28,422	Maximus Inc	2,384,606
29,282	MKS Instruments Inc	3,894,506
22,801	Onto Innovation Inc(a)	4,128,805
26,481	Power Integrations Inc	1,894,716
137,950	Pure Storage Inc Class A(a)	7,172,020
16,779	Qualys Inc(a)	2,799,912
50,075	Rambus Inc(a)	3,095,136
24,136	Science Applications International Corp	3,147,093
14,853	Silicon Laboratories Inc(a)	2,134,673
18,303	Synaptics Inc(a)	1,785,641
44,110	Teradata Corp(a)	1,705,734

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Technology — (continued)
58,583	Wolfspeed Inc(a)(b)	$ 1,728,199
136,209	ZoomInfo Technologies Inc(a)	2,183,430
		98,519,563
Utilities — 3.33%
26,665	ALLETE Inc	1,590,301
31,177	Black Hills Corp	1,702,264
116,835	Essential Utilities Inc	4,328,737
23,572	IDACORP Inc	2,189,603
42,900	National Fuel Gas Co	2,304,588
45,771	New Jersey Resources Corp	1,964,033
27,894	Northwestern Energy Group Inc	1,420,641
91,619	OGE Energy Corp	3,142,532
25,694	ONE Gas Inc	1,658,034
24,916	Ormat Technologies Inc	1,649,190
39,876	PNM Resources Inc	1,500,933
47,095	Portland General Electric Co	1,977,990
27,893	Southwest Gas Holdings Inc	2,123,494
24,438	Spire Inc	1,499,760
97,595	UGI Corp	2,394,981
156,139	Vistra Corp	10,875,082
		42,322,163
TOTAL COMMON STOCK — 99.48% (Cost $1,050,671,677)		$1,264,584,819
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.84%
$2,652,323	Undivided interest of 1.48% in a repurchase agreement (principal amount/value $179,328,251 with a maturity value of $179,434,652) with Citigroup Global Markets Inc, 5.34%, dated 3/28/24 to be repurchased at $2,652,323 on 4/1/24 collateralized by Government National Mortgage Association securities, 2.00% - 6.50%, 9/20/44 - 1/20/54, with a value of $182,914,816.(c)	2,652,323
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,652,323	Undivided interest of 1.49% in a repurchase agreement (principal amount/value $178,876,340 with a maturity value of $178,982,473) with HSBC Securities (USA) Inc, 5.34%, dated 3/28/24 to be repurchased at $2,652,323 on 4/1/24 collateralized by various U.S. Government Agency securities, 1.50% - 7.50%, 1/1/31 - 8/1/59, with a value of $182,453,867.(c)	$ 2,652,323
2,652,324	Undivided interest of 1.50% in a repurchase agreement (principal amount/value $177,916,671 with a maturity value of $178,022,037) with RBC Capital Markets Corp, 5.33%, dated 3/28/24 to be repurchased at $2,652,324 on 4/1/24 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 4/4/24 - 3/1/54, with a value of $181,475,005.(c)	2,652,324
2,652,323	Undivided interest of 1.93% in a repurchase agreement (principal amount/value $138,121,676 with a maturity value of $138,203,475) with Bank of Montreal, 5.33%, dated 3/28/24 to be repurchased at $2,652,323 on 4/1/24 collateralized by Federal National Mortgage Association securities, 3.50% - 7.00%, 8/1/33 - 3/1/54, with a value of $140,884,109.(c)	2,652,323
TOTAL SHORT TERM INVESTMENTS — 0.84% (Cost $10,609,293)		$10,609,293
TOTAL INVESTMENTS — 100.32% (Cost $1,061,280,970)		$1,275,194,112
OTHER ASSETS & LIABILITIES, NET — (0.32)%		$(4,026,500)
TOTAL NET ASSETS — 100.00%		$1,271,167,612

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 28, 2024.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At March 28, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P Mid 400® Emini Futures	35	USD	10,771	Jun 2024	$405,575
				Net Appreciation	$405,575

EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 0.45%
71,600	RPM International Inc	$ 8,516,820
Communications — 5.62%
229,550	Liberty Media Corp-Liberty Formula One Class C(a)	15,058,480
297,398	Match Group Inc(a)	10,789,600
178,200	New York Times Co Class A	7,701,804
35,486	Reddit Inc(a)(b)	1,750,169
130,300	Spotify Technology SA(a)	34,386,170
426,400	Trade Desk Inc Class A(a)	37,275,888
		106,962,111
Consumer, Cyclical — 14.02%
334,800	Bath & Body Works Inc	16,746,696
83,876	Birkenstock Holding PLC(a)(b)	3,963,141
96,300	Burlington Stores Inc(a)	22,359,897
238,573	Caesars Entertainment Inc(a)	10,435,183
53,000	Casey's General Stores Inc	16,877,850
700	Chipotle Mexican Grill Inc(a)	2,034,739
32,681	Dollar General Corp	5,100,197
153,570	Dollar Tree Inc(a)	20,447,845
68,004	Domino's Pizza Inc	33,789,827
38,500	Ferguson PLC	8,409,555
62,600	Five Below Inc(a)	11,354,388
156,800	Hilton Worldwide Holdings Inc	33,447,008
8,900	Lululemon Athletica Inc(a)	3,476,785
161,000	Ross Stores Inc	23,628,360
328,000	Southwest Airlines Co	9,574,320
20,118	Tractor Supply Co	5,265,283
29,800	Ulta Beauty Inc(a)	15,581,824
175,970	Yum! Brands Inc	24,398,241
		266,891,139
Consumer, Non-Cyclical — 30.60%
248,300	Acadia Healthcare Co Inc(a)	19,670,326
292,900	Agilent Technologies Inc	42,619,879
185,400	Alcon Inc	15,441,966
83,455	Alnylam Pharmaceuticals Inc(a)	12,472,350
79,275	Apellis Pharmaceuticals Inc(a)	4,659,785
29,928	Argenx SE ADR(a)	11,783,252
41,400	Ascendis Pharma A/S ADR(a)	6,258,438
1,169,100	Avantor Inc(a)	29,893,887
116,200	Avery Dennison Corp	25,941,650
70,100	Biogen Inc(a)	15,115,663
15,159	Boston Beer Co Inc Class A(a)	4,614,703
58,900	Bright Horizons Family Solutions Inc(a)	6,676,904
321,474	Bruker Corp	30,199,267
118,324	Catalent Inc(a)	6,679,390
47,700	Corpay Inc(a)	14,717,358
101,558	CoStar Group Inc(a)	9,810,503
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
59,638	CRISPR Therapeutics AG(a)(b)	$ 4,064,926
59,400	Cytokinetics Inc(a)	4,164,534
254,700	DENTSPLY SIRONA Inc	8,453,493
190,984	Enovis Corp(a)	11,926,951
108,400	Equifax Inc	28,999,168
87,300	Exact Sciences Corp(a)	6,028,938
632,200	Hologic Inc(a)	49,286,312
273,300	Ionis Pharmaceuticals Inc(a)	11,847,555
266,964	Kenvue Inc	5,729,047
44,700	MarketAxess Holdings Inc	9,800,475
59,500	McCormick & Co Inc	4,570,195
42,400	Molina Healthcare Inc(a)	17,419,192
110,800	Paylocity Holding Corp(a)	19,042,088
23,600	Quanta Services Inc	6,131,280
195,983	QuidelOrtho Corp(a)	9,395,425
232,600	Reynolds Consumer Products Inc	6,643,056
53,168	Sarepta Therapeutics Inc(a)	6,883,129
151,753	Teleflex Inc	34,321,976
198,500	The Cooper Cos Inc	20,139,810
119,300	Toast Inc Class A(a)	2,972,956
153,600	TransUnion	12,257,280
177,213	TreeHouse Foods Inc(a)	6,902,446
20,200	United Rentals Inc	14,566,422
39,163	Vaxcyte Inc(a)	2,675,224
41,900	Verisk Analytics Inc	9,877,087
29,998	West Pharmaceutical Services Inc	11,870,509
		582,524,795
Energy — 4.76%
138,800	Cheniere Energy Inc	22,385,664
101,800	Chesapeake Energy Corp(b)	9,042,894
333,400	Coterra Energy Inc	9,295,192
417,500	EQT Corp	15,476,725
208,200	Range Resources Corp	7,168,326
150,600	Shoals Technologies Group Inc Class A(a)	1,683,708
700,663	TechnipFMC PLC	17,593,648
68,600	Weatherford International PLC(a)	7,917,812
		90,563,969
Financial — 6.07%
116,500	Assurant Inc	21,929,960
88,400	Axis Capital Holdings Ltd	5,747,768
53,300	Cboe Global Markets Inc	9,792,809
157,700	Intercontinental Exchange Inc	21,672,711
227,400	KKR & Co Inc	22,871,892
4,400	Markel Group Inc(a)	6,694,512
112,150	Raymond James Financial Inc	14,402,303
120,100	Tradeweb Markets Inc Class A	12,510,817
		115,622,772

EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Industrial — 16.87%
157,800	Amphenol Corp Class A	$ 18,202,230
531,807	Ball Corp	35,822,520
103,300	BWX Technologies Inc	10,600,646
173,800	Cognex Corp	7,372,596
181,955	Esab Corp	20,118,764
267,400	Fortive Corp	23,001,748
35,400	Howmet Aerospace Inc	2,422,422
48,000	IDEX Corp	11,712,960
327,500	Ingersoll Rand Inc	31,096,125
151,200	JB Hunt Transport Services Inc	30,126,600
150,500	Keysight Technologies Inc(a)	23,535,190
12,700	Littelfuse Inc	3,077,845
46,968	Martin Marietta Materials Inc	28,835,534
7,700	Mettler-Toledo International Inc(a)	10,250,933
297,600	Sealed Air Corp	11,070,720
379,146	Textron Inc	36,371,476
117,700	Veralto Corp	10,435,282
41,300	Waste Connections Inc	7,104,013
		321,157,604
Technology — 17.80%
5,331	Astera Labs Inc(a)	395,507
34,300	Atlassian Corp Class A(a)	6,692,273
77,600	Broadridge Financial Solutions Inc	15,897,136
1,271,674	CCC Intelligent Solutions Holdings Inc(a)	15,209,221
100,451	Crowdstrike Holdings Inc Class A(a)	32,203,586
17,800	Fair Isaac Corp(a)	22,243,057
149,900	Fortinet Inc(a)	10,239,669
292,800	Lattice Semiconductor Corp(a)	22,905,744
736,313	Marvell Technology Inc	52,189,865
617,800	Microchip Technology Inc	55,422,840
14,700	MongoDB Inc(a)	5,272,008
39,700	NXP Semiconductors NV	9,836,469
157,364	PTC Inc(a)	29,732,354
95,900	Pure Storage Inc Class A(a)	4,985,841
18,000	Roper Technologies Inc	10,095,120
38,400	Tyler Technologies Inc(a)	16,320,384
125,956	Veeva Systems Inc Class A(a)	29,182,746
		338,823,820
TOTAL COMMON STOCK — 96.19% (Cost $1,387,635,642)		$1,831,063,030
CONVERTIBLE PREFERRED STOCK
Consumer, Cyclical — 0.05%
47,688	Sila Nanotechnologies Inc Series F 0.00%(c)(d)	967,113
Shares		Fair Value
Technology — 0.02%
5,763	Databricks Inc Series G 0.00%(c)(d)	$ 423,580
TOTAL CONVERTIBLE PREFERRED STOCK — 0.07% (Cost $2,308,941)		$1,390,693
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.00%
$4,740,291	Undivided interest of 2.65% in a repurchase agreement (principal amount/value $179,328,251 with a maturity value of $179,434,652) with Citigroup Global Markets Inc, 5.34%, dated 3/28/24 to be repurchased at $4,740,291 on 4/1/24 collateralized by Government National Mortgage Association securities, 2.00% - 6.50%, 9/20/44 - 1/20/54, with a value of $182,914,816.(e)	4,740,291
4,740,294	Undivided interest of 2.66% in a repurchase agreement (principal amount/value $178,876,340 with a maturity value of $178,982,473) with HSBC Securities (USA) Inc, 5.34%, dated 3/28/24 to be repurchased at $4,740,294 on 4/1/24 collateralized by various U.S. Government Agency securities, 1.50% - 7.50%, 1/1/31 - 8/1/59, with a value of $182,453,867.(e)	4,740,294
4,740,291	Undivided interest of 2.67% in a repurchase agreement (principal amount/value $177,916,671 with a maturity value of $178,022,037) with RBC Capital Markets Corp, 5.34%, dated 3/28/24 to be repurchased at $4,740,291 on 4/1/24 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 4/4/24 - 3/1/54, with a value of $181,475,005.(e)	4,740,291

EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$4,740,291	Undivided interest of 3.44% in a repurchase agreement (principal amount/value $138,121,676 with a maturity value of $138,203,475) with Bank of Montreal, 5.33%, dated 3/28/24 to be repurchased at $4,740,291 on 4/1/24 collateralized by Federal National Mortgage Association securities, 3.50% - 7.00%, 8/1/33 - 3/1/54, with a value of $140,884,109.(e)	$ 4,740,291
TOTAL SHORT TERM INVESTMENTS — 1.00% (Cost $18,961,167)		$18,961,167
TOTAL INVESTMENTS — 97.26% (Cost $1,408,905,750)		$1,851,414,890
OTHER ASSETS & LIABILITIES, NET — 2.74%		$52,138,546
TOTAL NET ASSETS — 100.00%		$1,903,553,436
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 28, 2024.
(c)	Security is fair valued using significant unobservable inputs.
(d)	Restricted security; further details of these securities are included in a subsequent table.
(e)	Collateral received for securities on loan.
ADR	American Depositary Receipt
At March 28, 2024, the Fund held the following restricted securities:
Security	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Convertible Preferred Stock
Databricks Inc Series G(c)	02/01/2021	$340,724	$423,580	0.02%
Sila Nanotechnologies Inc Series F(c)	01/07/2021	1,968,217	967,113	0.05
		$2,308,941	$1,390,693	0.07%
(c)	Security is fair valued using significant unobservable inputs.

EMPOWER FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The board of directors of Empower Funds (Board of Directors) has adopted policies and procedures for the valuation of each Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Board of Directors approved the Adviser as the Funds' valuation designee to make all fair value determinations with respect to the Funds investments, subject to oversight by the Board of Directors.
Each Fund generally values its securities, including Exchange Traded Funds, based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of a Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 28, 2024

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 28, 2024, all the investments in the Funds, except the Empower T. Rowe Price Mid Cap Growth Fund, are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs . The inputs used to value the Empower T. Rowe Price Mid Cap Growth Fund investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Empower T. Rowe Price Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$1,831,063,030	$—	$—	$1,831,063,030
Convertible Preferred Stock	—	—	1,390,693	1,390,693
Short Term Investments	—	18,961,167	—	18,961,167
Total Assets	$1,831,063,030	$18,961,167	$1,390,693	$1,851,414,890
Restricted Securities
A Fund may invest in restricted securities. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value.  Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments. As of March 28, 2024, the Empower T. Rowe Price Mid Cap Growth Fund invested in restricted securities.
Repurchase Agreements
A Fund may engage in repurchase agreement transactions with institutions that the Fund's investment adviser has determined are creditworthy. A Fund that engages in repurchase agreement transactions will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Funds' custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase

March 28, 2024

agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
A Fund may use futures to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower S&P Mid Cap 400® Index Fund
Futures Contracts:
Average long contracts	50
Average notional long	$14,295,767

March 28, 2024